Discontinued Operations The summary of the assets and liabilities related to discontinued operations (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 8,810,272	$ 7,143,268
Regenerative Medicine - China segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	103,300	2,308,400
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	0	26,200
Disposal Group, Including Discontinued Operation, Other Current Assets	284,400	214,500
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	1,256,800	2,331,600
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets	149,000	69,100
Assets of Disposal Group, Including Discontinued Operation	1,793,500	4,949,800
Disposal Group, Including Discontinued Operation, Accounts Payable	177,800	53,500
Disposal Group, Including Discontinued Operation, Accrued Liabilities	31,000	29,300
Liabilities of Disposal Group, Including Discontinued Operation	$ 208,800	$ 82,800